Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of information about disposal of interests in other entities

31 December
2019
Consideration received or receivable:
Cash	2,229,595
Total disposal consideration	2,229,595
Carrying amount of net assets sold	(1,825,292)
Gain on sale before income tax and reclassification of foreign currency translation reserve	404,303
Reclassification of foreign currency translation reserve	368,133
Income tax expense on gain	—
Gain on sale after income tax	772,436